Material accounting policies - New or amended accounting standards and principles effective in 2023 (Details)	12 Months Ended
Dec. 31, 2023
IAS 8 [Member] | Yes, but no changes [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Definition of accounting estimates
IAS 1 and IFRS Practice statement 2 [Member] | Yes, but no changes [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Disclosure of accounting policies
IAS 12 [Member] | Yes [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
IAS 12 [Member] | No [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Pillar Two Model Rules
IFRS 17 [Member] | No [Member]
Disclosure of changes in accounting estimates [line items]
New or amended accounting principles coming into effect in 2023	Insurance contracts